Stock-Based Compensation - Common stock options granted, forfeited or expired and exercised (Details) - USD ($)	3 Months Ended	12 Months Ended
	Oct. 31, 2019	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017
Share-based Payment Arrangement [Abstract]
Options Outstanding, Beginning	7,988,675	232,221	379,998
Options Granted	1,003,000	9,976,125	0
Options Forfeited or expired	(130,000)	(2,219,671)	(147,777)
Options Exercised	0	0	0
Options Outstanding, End	8,861,675	7,988,675	232,221	379,998
Weighted Average Exercise Price per Share, Beginning	$ 0.84	$ 1.00	$ 1.48
Weighted Average Exercise Price per Share, Granted	2.09	0.71
Weighted Average Exercise Price per Share, Forfeited or expired	1.11	(0.43)	(0.05)
Weighted Average Exercise Price per Share, Exercised
Weighted Average Exercise Price per Share, End	$ 0.98	$ 0.84	$ 1.00	$ 1.48
Weighted Average Remaining Life Options Outstanding (Years)	6 years 8 months 16 days	7 years 2 months 16 days	2 months 30 days	1 year 1 month 9 days
Weighted Average Remaining Life Options Granted	4 years 11 months 1 day	7 years 7 months 2 days
Weighted Average Remaining Life Options Forfeited or expired	7 years 7 months 24 days	8 years 2 months 5 days
Aggregate Intrinsic Value Options, Outstanding Beginning	$ 15,961,391	$ 10,719	$ 69,843
Aggregate Intrinsic Value Options Granted		20,821,821
Aggregate Intrinsic Value Options, Outstanding Ending	$ 5,859,392	$ 15,961,391	$ 10,719	$ 69,843